Exhibit 99.1

SLM Student Loan Trust 2012-5 Monthly Servicing Report
Distribution Date	12/28/2015
Collection Period	11/01/2015 - 11/30/2015

Navient Funding, LLC -	Depositor
Navient Solutions -	Master Servicer and Administrator
Deutsche Bank National Trust Company -	Indenture Trustee
Deutsche Bank Trust Company Americas -	Eligible Lender Trustee
Navient Investment Corp. -	Excess Distribution Certificateholder

I.	Deal Parameters

A	Student Loan Portfolio Characteristics		07/19/2012	10/31/2015	11/30/2015
	Principal Balance		$1,137,585,474.26	$836,234,139.59	$828,086,769.86
	Interest to be Capitalized Balance		26,114,209.92	9,615,933.83	9,363,184.20

	Pool Balance		$1,163,699,684.18	$845,850,073.42	$837,449,954.06
	Capitalized Interest Account Balance		$10,000,000.00	$-	$-
	Specified Reserve Account Balance		3,125,116.00	2,114,625.18	2,093,624.89

	Adjusted Pool (1)		$1,176,824,800.18	$847,964,698.60	$839,543,578.95
	Weighted Average Coupon (WAC)		6.67%	6.68%	6.68%
	Number of Loans		274,625	194,942	192,847
	Aggregate Outstanding Principal Balance - Tbill			$-	$-
	Aggregate Outstanding Principal Balance - LIBOR			$845,850,073.42	$837,449,954.06
	Pool Factor			0.676654645	0.669934802
	Since Issued Constant Prepayment Rate			3.86%	3.78%
	(1) The Specified Reserve Account balance is included in the Adjusted Pool until the Pool Balance is less than or equal to 40% of the original pool.

B	Debt Securities	Cusip/Isin	11/25/2015		12/28/2015
	A2	78447EAB2	$227,685,051.61		$219,348,143.16
	A3	78447EAC0	$575,000,000.00		$575,000,000.00
	B	78447EAD8	$36,800,000.00		$36,800,000.00

C	Account Balances		11/25/2015		12/28/2015
	Reserve Account Balance		$2,114,625.18		$2,093,624.89
	Capitalized Interest Account Balance		$-		$-
	Floor Income Rebate Account		$9,546,669.26		$3,044,713.50
	Supplemental Loan Purchase Account		$-		$-

D	Asset / Liability		11/25/2015		12/28/2015
	Adjusted Pool Balance + Supplemental Loan Purchase		$847,964,698.60		$839,543,578.95
	Total Notes		$839,485,051.61		$831,148,143.16
	Difference		$8,479,646.99		$8,395,435.79
	Parity Ratio		1.01010		1.01010

Page 2 of 9	Trust 2012-5 Monthly Servicing Report: Collection Period 11/01/2015 - 11/30/2015, Distribution Date 12/28/2015

II. Trust Activity 11/01/2015 through		11/30/2015

A	Student Loan Principal Receipts
	Borrower Principal	4,017,683.45
	Guarantor Principal	2,855,966.49
	Consolidation Activity Principal	3,780,768.40
	Seller Principal Reimbursement	-
	Servicer Principal Reimbursement	135.81
	Rejected Claim Repurchased Principal	12,196.07
	Other Principal Deposits	38,032.72
	Total Principal Receipts	$10,704,782.94

B	Student Loan Interest Receipts
	Borrower Interest	1,413,061.77
	Guarantor Interest	90,756.80
	Consolidation Activity Interest	76,121.36
	Special Allowance Payments	40,484.16
	Interest Subsidy Payments	1,298,672.06
	Seller Interest Reimbursement	0.00
	Servicer Interest Reimbursement	2,063.11
	Rejected Claim Repurchased Interest	1,076.70
	Other Interest Deposits	59,160.68
	Total Interest Receipts	$2,981,396.64

C	Reserves in Excess of Requirement	$21,000.29

D	Investment Income	$1,305.94

E	Funds Borrowed from Next Collection Period	$-

F	Funds Repaid from Prior Collection Period	$-

G	Loan Sale or Purchase Proceeds	$-

H	Initial Deposits to Collection Account	$-

I	Excess Transferred from Other Accounts	$9,546,669.26

J	Other Deposits	$-

K	Funds Released from Capitalized Interest Account	$-

L	Less: Funds Previously Remitted:
	Servicing Fees to Servicer	$-
	Consolidation Loan Rebate Fees to Dept. of Education	$-
	Floor Income Rebate Fees to Dept. of Education	$(9,670,176.59)
	Funds Allocated to the Floor Income Rebate Account	$(3,044,713.50)

M	AVAILABLE FUNDS	$10,540,264.98

N	Non-Cash Principal Activity During Collection Period	$(2,557,413.21)

O	Non-Reimbursable Losses During Collection Period	$73,284.49

P	Aggregate Purchased Amounts by the Depositor, Servicer or Seller	$52,617.29

Q	Aggregate Loan Substitutions	$-

Page 3 of 9	Trust 2012-5 Monthly Servicing Report: Collection Period 11/01/2015 - 11/30/2015, Distribution Date 12/28/2015

III. 2012-5	Portfolio Characteristics

	11/30/2015				10/31/2015
	Wtd Avg Coupon	# Loans	Principal	% of Principal	Wtd Avg Coupon	# Loans	Principal	% of Principal
INTERIM: IN SCHOOL	6.33%	1,533	$6,618,585.93	0.799%	6.32%	1,514	$6,475,318.65	0.774%
GRACE	6.55%	459	$2,111,692.41	0.255%	6.49%	900	$3,812,497.76	0.456%
DEFERMENT	6.60%	24,296	$104,023,712.48	12.562%	6.60%	24,933	$106,474,244.79	12.733%

REPAYMENT: CURRENT	6.69%	108,955	$423,058,452.31	51.089%	6.68%	109,480	$425,648,436.69	50.901%
31-60 DAYS DELINQUENT	6.69%	8,286	$40,214,642.13	4.856%	6.70%	8,978	$44,746,937.46	5.351%
61-90 DAYS DELINQUENT	6.70%	5,632	$28,442,870.27	3.435%	6.71%	4,719	$22,729,142.70	2.718%
91-120 DAYS DELINQUENT	6.72%	3,098	$15,012,641.61	1.813%	6.73%	3,132	$15,315,624.09	1.831%
> 120 DAYS DELINQUENT	6.66%	10,050	$47,749,488.91	5.766%	6.66%	10,485	$49,359,798.94	5.903%

FORBEARANCE	6.72%	29,220	$154,993,771.31	18.717%	6.73%	29,443	$155,527,673.23	18.599%
CLAIMS IN PROCESS	6.62%	1,311	$5,836,221.16	0.705%	6.69%	1,348	$6,107,454.67	0.730%
AGED CLAIMS REJECTED	7.39%	7	$24,691.34	0.003%	7.11%	10	$37,010.61	0.004%

TOTAL		192,847	$828,086,769.86	100.00%		194,942	$836,234,139.59	100.00%

* Percentages may not total 100% due to rounding

Page 4 of 9	Trust 2012-5 Monthly Servicing Report: Collection Period 11/01/2015 - 11/30/2015, Distribution Date 12/28/2015

IV. 2012-5 Portfolio Characteristics (cont’d)

	11/30/2015	10/31/2015
Pool Balance	$837,449,954.06	$845,850,073.42
Outstanding Borrower Accrued Interest	$18,057,889.32	$18,183,560.49
Borrower Accrued Interest to be Capitalized	$9,363,184.20	$9,615,933.83
Borrower Accrued Interest >30 Days Delinquent	$3,533,240.91	$3,585,748.11
Total # Loans	192,847	194,942
Total # Borrowers	98,673	99,739
Weighted Average Coupon	6.68%	6.68%
Weighted Average Remaining Term	120.18	120.13
Non-Reimbursable Losses	$73,284.49	$73,182.21
Cumulative Non-Reimbursable Losses	$3,492,896.53	$3,419,612.04
Since Issued Constant Prepayment Rate (CPR)	3.78%	3.86%
Loan Substitutions	$-	$-
Cumulative Loan Substitutions	$-	$-
Rejected Claim Repurchases	$13,272.77	$7,602.69
Cumulative Rejected Claim Repurchases	$245,396.66	$232,123.89
Unpaid Primary Servicing Fees	$-	$-
Unpaid Administration Fees	$-	$-
Unpaid Carryover Servicing Fees	$-	$-
Note Principal Shortfall	$-	$-
Note Interest Shortfall	$-	$-
Unpaid Interest Carryover	$-	$-
Non-Cash Principal Activity - Capitalized Interest	$2,639,307.81	$2,666,693.08
Borrower Interest Accrued	$4,105,531.84	$4,296,144.13
Interest Subsidy Payments Accrued	$418,898.71	$436,953.54
Special Allowance Payments Accrued	$14,053.81	$14,022.73

Page 5 of 9	Trust 2012-5 Monthly Servicing Report: Collection Period 11/01/2015 - 11/30/2015, Distribution Date 12/28/2015

V. 2012-5 Portfolio Statistics by School and Program

A LOAN TYPE	Weighted Average Coupon	# LOANS	$ AMOUNT	% *
- GSL (1) - Subsidized	6.51%	101,693	348,956,019.29	42.140%
- GSL - Unsubsidized	6.54%	82,208	411,785,763.04	49.727%
- PLUS (2) Loans	8.38%	8,946	67,344,987.53	8.133%
- SLS (3) Loans	0.00%	0	-	0.000%
- Consolidation Loans	0.00%	0	-	0.000%

Total	6.68%	192,847	$828,086,769.86	100.000%

B SCHOOL TYPE	Weighted Average Coupon	# LOANS	$ AMOUNT	% *

- Four Year	6.69%	159,497	724,705,603.08	87.516%
- Two Year	6.56%	27,694	85,309,436.88	10.302%
- Technical	6.87%	5,474	17,447,812.32	2.107%
- Other	5.16%	182	623,917.58	0.075%

Total	6.68%	192,847	$828,086,769.86	100.000%

* Percentages may not total 100% due to rounding.

(1)             Guaranteed Stafford Loan

(2)             Parent Loans for Undergraduate Students

(3)             Supplemental Loans to Students. The Unsubsidized Stafford Loan program replaced the SLS program on July 1, 1994.

Page 6 of 9	Trust 2012-5 Monthly Servicing Report: Collection Period 11/01/2015 - 11/30/2015, Distribution Date 12/28/2015

VI. 2012-5 Waterfall for Distributions

			Paid	Remaining Funds Balance
Total Available Funds				$10,540,264.98

A		Primary Servicing Fee	$352,439.10	$10,187,825.88

B		Administration Fee	$6,667.00	$10,181,158.88

C		Class A Noteholders’ Interest Distribution Amount	$646,890.67	$9,534,268.21

D		Class B Noteholders’ Interest Distribution Amount	$41,188.40	$9,493,079.81

E		Reserve Account Reinstatement	$-	$9,493,079.81

F		Class A Noteholders’ Principal Distribution Amount	$8,336,908.45	$1,156,171.36

G		Class B Noteholders’ Principal Distribution Amount	$-	$1,156,171.36

H		Unpaid Expenses of The Trustees	$-	$1,156,171.36

I		Carryover Servicing Fee	$-	$1,156,171.36

J		Remaining Amounts to the Noteholders after the first auction date	$-	$1,156,171.36

K		Excess Distribution Certificateholder	$1,156,171.36	$-

	Waterfall Triggers

	A	Student Loan Principal Outstanding	$828,086,769.86

	B	Interest to be Capitalized	$9,363,184.20

	C	Capitalized Interest Account Balance	$-

	D	Reserve Account Balance (after any reinstatement)	$2,093,624.89

	E	Less: Specified Reserve Account Balance	$(2,093,624.89)

	F	Total	$837,449,954.06

	G	Class A Notes Outstanding (after application of available funds)	$794,348,143.16

	H	Insolvency Event or Event of Default Under Indenture	N

	I	Available Funds Applied to Class A Noteholders’ Distribution Amount Before Any Amounts are Applied to the Class B Noteholders’ Distribution Amount (G>F or H=Y)	N

Page 7 of 9	Trust 2012-5 Monthly Servicing Report: Collection Period 11/01/2015 - 11/30/2015, Distribution Date 12/28/2015

VII. 2012-5 Distributions
Distribution Amounts
	A2	A3	B

Cusip/Isin	78447EAB2	78447EAC0	78447EAD8
Beginning Balance	$227,685,051.61	$575,000,000.00	$36,800,000.00
Index	LIBOR	LIBOR	LIBOR
Spread/Fixed Rate	0.30%	0.80%	1.00%
Record Date (Days Prior to Distribution)	1 NEW YORK BUSINESS DAY	1 NEW YORK BUSINESS DAY	1 NEW YORK BUSINESS DAY
Accrual Period Begin	11/25/2015	11/25/2015	11/25/2015
Accrual Period End	12/28/2015	12/28/2015	12/28/2015
Daycount Fraction	0.09166667	0.09166667	0.09166667
Interest Rate*	0.52100%	1.02100%	1.22100%
Accrued Interest Factor	0.000477583	0.000935917	0.001119250
Current Interest Due	$108,738.59	$538,152.08	$41,188.40
Interest Shortfall from Prior Period Plus Accrued Interest	$-	$-	$-
Total Interest Due	$108,738.59	$538,152.08	$41,188.40
Interest Paid	$108,738.59	$538,152.08	$41,188.40
Interest Shortfall	$-	$-	$-
Principal Paid	$8,336,908.45	$-	$-
Ending Principal Balance	$219,348,143.16	$575,000,000.00	$36,800,000.00
Paydown Factor	0.023158079	0.000000000	0.000000000
Ending Balance Factor	0.609300398	1.000000000	1.000000000

* Pay rates for Current Distribution. For the interest rates applicable to the next distribution date, please see https://www.navient.com/about/investors/data/abrate.txt.

Page 8 of 9	Trust 2012-5 Monthly Servicing Report: Collection Period 11/01/2015 - 11/30/2015, Distribution Date 12/28/2015

VIII. 2012-5 Reconciliations
A	Principal Distribution Reconciliation
	Notes Outstanding Principal Balance	$839,485,051.61
	Adjusted Pool Balance	$839,543,578.95
	Overcollateralization Amount	$8,395,435.79
	Principal Distribution Amount	$8,336,908.45
	Principal Distribution Amount Paid	$8,336,908.45
B	Reserve Account Reconciliation
	Beginning Period Balance	$2,114,625.18
	Reserve Funds Utilized	0.00
	Reserve Funds Reinstated	0.00

	Balance Available	$2,114,625.18
	Required Reserve Acct Balance	$2,093,624.89
	Release to Collection Account	$21,000.29
	Ending Reserve Account Balance	$2,093,624.89
C	Capitalized Interest Account
	Beginning Period Balance	$-
	Transfers to Collection Account	$-
	Ending Balance	$-
D	Floor Income Rebate Account
	Beginning Period Balance	$9,546,669.26
	Deposits for the Period	$3,044,713.50
	Release to Collection Account	$(9,546,669.26)
	Ending Balance	$3,044,713.50
E	Supplemental Purchase Account
	Beginning Period Balance	$-
	Supplemental Loan Purchases	$-
	Transfers to Collection Account	$-
	Ending Balance	$-

Page 9 of 9	Trust 2012-5 Monthly Servicing Report: Collection Period 11/01/2015 - 11/30/2015, Distribution Date 12/28/2015